Description of Organization and Business Operations - Additional Information (Details)					1 Months Ended	3 Months Ended	7 Months Ended
	May 28, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) Day $ / shares shares		Mar. 31, 2021 USD ($)	Jun. 30, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
State of incorporation			DE				DE
Date of incorporation			Mar. 01, 2021				Mar. 01, 2021
Gross proceeds from initial public offering							$ 225,400,000
Gross proceeds from private placement							7,155,000
Payment to acquire restricted investments	$ 230,000,000						$ 230,000,000
Cash deposited in Trust Account per share | $ / shares	$ 10.00
Term of restricted investments	185 days	185 days
Per share amount due for redemption | $ / shares		$ 10.00	$ 10.00				$ 10.00
Minimum netwoth needed to effect business combination		$ 5,000,001	$ 5,000,001				$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent		15.00%	15.00%				15.00%
Percentage of public shares to be redeemed in case business combination is not consummated		100.00%	100.00%				100.00%
Period to complete business combination from closing of initial public offering			24 months				24 months
Period to redeem public shares if business combination is not completed within initial combination period			10 days				10 days
Expenses payable on dissolution | shares		750,000	100,000				100,000
Actual amount per share to be maintained in the trust account | $ / shares		$ 10.00	$ 10.00				$ 10.00
Cash		$ 0	$ 0				$ 984,544
Total transaction costs incurred in connection with initial public offering	$ 13,198,430						13,198,430
Underwriting fee	4,600,000						4,600,000
Deferred underwriting fee payable	8,050,000						8,050,000
Other Offering Costs	$ 548,430						548,430
Working capital (deficit)		$ 150,279	150,279				$ 1,528,721
Stock issued during the period value for services			$ 25,000	[1]	$ 25,000
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of operating businesses included in initial Business Combination			1				1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%	80.00%				80.00%
Equity method investment ownership percentage		50.00%	50.00%				50.00%
Sponsor [Member] | Promissory Note [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt instrument face value		$ 300,000	$ 300,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares subscribed but unissued | shares		3,000,000	3,000,000				3,000,000
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares						715,500
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price per share sold | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 230,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares	23,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares	3,000,000		3,000,000
Common Class A [Member] | Private Placement [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares	715,500		715,500
Price per share sold | $ / shares	$ 10.00	$ 10.00	$ 10.00
Gross proceeds from private placement	$ 7,155,000
Common stock shares subscribed but unissued | shares		655,500	655,500
Shares Issued, Price Per Share | $ / shares	$ 10.00	$ 10.00	$ 10.00
Common Class A [Member] | Proposed Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price per share sold | $ / shares		$ 10.00	$ 10.00
Common stock shares subscribed but unissued | shares		20,000,000	20,000,000
Shares Issued, Price Per Share | $ / shares		$ 10.00	$ 10.00
Common Class A [Member] | Proposed Public Offering Inluding Over Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares subscribed but unissued | shares		23,000,000	23,000,000
Common Class B [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period value for services		$ 25,000

[1]	Includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).